Business Segment (Tables)	12 Months Ended
Dec. 31, 2017
Business Segment [Abstract]
Schedule of revenues and cost of goods sold from operation

	Years Ended		Years Ended
	December 31,	December 31,	December 31,	December 31,
	2017	2017	2016	2016
	Revenues	Cost of sales	Revenues	Cost of Sales
Import & Custom Clearance Service	51,871	-	105,087	-
Trading	36,014	35,869		-
Total	$87,884	$35,869	$105,087	$-